Certain Risks and Concentration - Schedule of Estimated Fair Values of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 19,401	$ 27,280
Restricted cash		5,234
Time deposit	25,000	0
Bank borrowings	10,486	12,982
Derivative liabilities	0	60,525
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	19,401	27,280
Restricted cash		5,234
Time deposit	25,000
Bank borrowings	0	0
Derivative liabilities		0
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0
Restricted cash		0
Time deposit	0
Bank borrowings	10,486	12,982
Derivative liabilities		0
Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0
Restricted cash		0
Time deposit	0
Bank borrowings	$ 0	0
Derivative liabilities		$ 60,525